General Information (Details) - Schedule of Stock Ownership in Subsidiaries	12 Months Ended
	Dec. 31, 2023
Almacenes Éxito Inversiones S.A.S. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Logística, Transporte y Servicios Asociados S.A.S. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Marketplace Internacional Éxito y Servicios S.A.S. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Depósitos y Soluciones Logísticas S.A.S. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Fideicomiso Lote Girardot [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Transacciones Energéticas S.A.S. E.S.P. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Éxito Industrias S.A.S. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	97.95%
Stock ownership in the direct parent
Total direct and indirect ownership	97.95%
Total Non- controlling interest	2.05%
Éxito Viajes y Turismo S.A.S. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent
Total direct and indirect ownership	51.00%
Total Non- controlling interest	49.00%
Gestión Logística S.A. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Panama
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Patrimonio Autónomo Viva Malls [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent
Total direct and indirect ownership	51.00%
Total Non- controlling interest	49.00%
Spice Investment Mercosur S.A. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Onper Investment 2015 S.L. [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Argentina
Country	Spain
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Patrimonio Autónomo Iwana [Member]
Directly owned entities
Direct controlling entity	Almacenes Éxito S.A.
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent
Total direct and indirect ownership	51.00%
Total Non- controlling interest	49.00%
Patrimonio Autónomo Centro Comercial Viva Barranquilla [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	90.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	45.90%
Total Non- controlling interest	54.10%
Patrimonio Autónomo Viva Laureles [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	80.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	40.80%
Total Non- controlling interest	59.20%
Patrimonio Autónomo Viva Sincelejo [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non- controlling interest	73.99%
Patrimonio Autónomo Viva Villavicencio [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non- controlling interest	73.99%
Patrimonio Autónomo San Pedro Etapa I [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non- controlling interest	73.99%
Patrimonio Autónomo Centro Comercial [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non- controlling interest	73.99%
Patrimonio Autónomo Viva Palmas [Member]
Directly owned entities
Direct controlling entity	Patrimonio Autónomo Viva Malls
Segment	Colombia
Country	Colombia
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent	51.00%
Total direct and indirect ownership	26.01%
Total Non- controlling interest	73.99%
Geant Inversiones S.A. [Member]
Directly owned entities
Direct controlling entity	Spice Investment Mercosur S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Larenco S.A. [Member]
Directly owned entities
Direct controlling entity	Spice Investment Mercosur S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Lanin S.A. [Member]
Directly owned entities
Direct controlling entity	Spice Investment Mercosur S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Grupo Disco Uruguay S.A. [Member]
Directly owned entities
Direct controlling entity	Spice Investment Mercosur S.A.	[1]
Segment	Uruguay	[1]
Country	Uruguay	[1]
Stock ownership of direct controlling entity 2023	69.15%	[1]
Stock ownership in the direct parent	100.00%	[1]
Total direct and indirect ownership	69.15%	[1]
Total Non- controlling interest	30.85%	[1]
Devoto Hermanos S.A. [Member]
Directly owned entities
Direct controlling entity	Lanin S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Mercados Devoto S.A. [Member]
Directly owned entities
Direct controlling entity	Lanin S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Costa y Costa S.A. [Member]
Directly owned entities
Direct controlling entity	Lanin S.A.	[2]
Segment	Uruguay	[2]
Country	Uruguay	[2]
Stock ownership of direct controlling entity 2023	100.00%	[2]
Stock ownership in the direct parent	100.00%	[2]
Total direct and indirect ownership	100.00%	[2]
Total Non- controlling interest	0.00%	[2]
Modasian S.R.L. [Member]
Directly owned entities
Direct controlling entity	Lanin S.A.	[2]
Segment	Uruguay	[2]
Country	Uruguay	[2]
Stock ownership of direct controlling entity 2023	100.00%	[2]
Stock ownership in the direct parent	100.00%	[2]
Total direct and indirect ownership	100.00%	[2]
Total Non- controlling interest	0.00%	[2]
5 Hermanos Ltda. [Member]
Directly owned entities
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Sumelar S.A. [Member]
Directly owned entities
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Tipsel S.A. [Member]
Directly owned entities
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Tedocan S.A. [Member]
Directly owned entities
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Ardal S.A. [Member]
Directly owned entities
Direct controlling entity	Mercados Devoto S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Hipervital S.A.S. [Member]
Directly owned entities
Direct controlling entity	Devoto Hermanos S.A.	[2]
Segment	Uruguay	[2]
Country	Uruguay	[2]
Stock ownership of direct controlling entity 2023	100.00%	[2]
Stock ownership in the direct parent	100.00%	[2]
Total direct and indirect ownership	100.00%	[2]
Total Non- controlling interest	0.00%	[2]
Lublo [Member]
Directly owned entities
Direct controlling entity	Devoto Hermanos S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Supermercados Disco del Uruguay S.A. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Ameluz S.A. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Fandale S.A. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Odaler S.A. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
La Cabaña S.R.L. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Ludi S.A. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Hiper Ahorro S.R.L. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Maostar S.A. [Member]
Directly owned entities
Direct controlling entity	Grupo Disco Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	50.01%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	32.58%
Total Non- controlling interest	65.42%
Semin S.A. [Member]
Directly owned entities
Direct controlling entity	Supermercados Disco del Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Randicor S.A. [Member]
Directly owned entities
Direct controlling entity	Supermercados Disco del Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Ciudad del Ferrol S.C. [Member]
Directly owned entities
Direct controlling entity	Supermercados Disco del Uruguay S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	98.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	67.77%
Total Non- controlling interest	32.23%
Setara S.A. [Member]
Directly owned entities
Direct controlling entity	Odaler S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	69.15%
Total Non- controlling interest	30.85%
Mablicor S.A. [Member]
Directly owned entities
Direct controlling entity	Fandale S.A.
Segment	Uruguay
Country	Uruguay
Stock ownership of direct controlling entity 2023	51.00%
Stock ownership in the direct parent	69.15%
Total direct and indirect ownership	35.27%
Total Non- controlling interest	64.73%
Vía Artika S. A. [Member]
Directly owned entities
Direct controlling entity	Onper Investment 2015 S.L.
Segment	Argentina
Country	Uruguay
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Gelase S. A. [Member]
Directly owned entities
Direct controlling entity	Onper Investment 2015 S.L.
Segment	Argentina
Country	Belgium
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Libertad S.A. [Member]
Directly owned entities
Direct controlling entity	Onper Investment 2015 S.L.
Segment	Argentina
Country	Argentina
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%
Spice España de Valores Americanos S.L. [Member]
Directly owned entities
Direct controlling entity	Vía Artika S.A.
Segment	Argentina
Country	Spain
Stock ownership of direct controlling entity 2023	100.00%
Stock ownership in the direct parent	100.00%
Total direct and indirect ownership	100.00%
Total Non- controlling interest	0.00%

[1]	At September, 2023, was acquired additional 6.66% of the subsidiaries equity. At December, 2022 stock ownership of direct controlling was 62.49%.
[2]	Acquired 100.00% in August, September and December 2023.